PROSPECTUS SUPPLEMENT
November 20, 1997*

Variable Universal Life Policy (VUL). (April 30, 1997) S-6194 V (6/97)

         The following modifies page 19 of the prospectus concerning "Components of monthly deduction." The following paragraph replaces the third paragraph under 1(a) describing the monthly cost of insurance rate:

         Policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater qualify for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, all policies purchased on or after May 1, 1993 (October 1, 1993 for policies purchased in New Jersey) and before November 20, 1997 qualify for lower cost of insurance rates than policies purchased earlier. Cost of insurance rates that are modified to reflect IDS Life and industry-wide changes in mortality experience apply to all policies purchased on or after November 20, 1997.**

         The following adds a policy illustration for Policies purchased on or after November 20, 1997 and replaces the current policy illustrations for Policies purchased on or after May 1, 1993 and guaranteed costs in the section titled "Policy Illustrations":





Illustration                                                                 Policies purchased on or after November 20, 1997
-----------------------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                      Male age 35                                 Current costs assumed
Death benefit Option 1                                 nonsmoker                                    Annual Premium $900
           Premium          Death benefit (1)(2)               policy value (1)(2)               Cash surrender value (1)(2)
           accumulated      assuming hypothetical gross        assuming hypothetical gross       assuming hypothetical gross
End of     with annual      annual investment return of        annual investment return of       annual investment return of
policy     interest
year       at 5%          0%           6%          12%         0%        6%        12%          0%        6%        12%
     1     $  945     $100,000     $100,000     $100,000    $  608    $  651     $  694       $   0     $   3      $  46
     2      1,937      100,000      100,000      100,000     1,206     1,330      1,459         479       602        732
     3      2,979      100,000      100,000      100,000     1,783     2,026      2,290         998     1,241      1,505
     4      4,073      100,000      100,000      100,000     2,341     2,742      3,195       1,496     1,898      2,351
     5      5,222      100,000      100,000      100,000     2,878     3,478      4,182       1,977     2,577      3,281

     6      6,428      100,000      100,000      100,000     3,396     4,234      5,258       2,675     3,513      4,537
     7      7,694      100,000      100,000      100,000     3,895     5,012      6,434       3,354     4,471      5,893
     8      9,024      100,000      100,000      100,000     4,373     5,810      7,717       4,012     5,450      7,356
     9     10,420      100,000      100,000      100,000     4,829     6,630      9,119       4,649     6,450      8,938
    10     11,886      100,000      100,000      100,000     5,259     7,467     10,646       5,259     7,467     10,646

    11     13,425      100,000      100,000      100,000     5,664     8,321     12,314       5,664     8,321     12,314
    12     15,042      100,000      100,000      100,000     6,044     9,195     14,136       6,044     9,195     14,136
    13     16,739      100,000      100,000      100,000     6,396    10,087     16,128       6,396    10,087     16,128
    14     18,521      100,000      100,000      100,000     6,719    10,994     18,305       6,719    10,994     18,305
    15     20,392      100,000      100,000      100,000     7,013    11,919     20,689       7,013    11,919     20,684

    16     22,356      100,000      100,000      100,000     7,272    12,858     23,297       7,272    12,858     23,297
    17     24,419      100,000      100,000      100,000     7,496    13,809     25,153       7,496    13,809     26,153
    18     26,585      100,000      100,000      100,000     7,679    14,768     29,281       7,679    14,768     29,281
    19     28,859      100,000      100,000      100,000     7,816    15,731     32,707       7,816    15,731     32,707
    20     31,247      100,000      100,000      100,000     7,905    16,697     36,467       7,905    16,697     36,467

age 60     45,102      100,000      100,000      100,000     7,422    21,390     61,691       7,422    21,390     61,691
age 65     62,785      100,000      100,000      125,819     4,830    25,402    103,130       4,830    25,402    103,130

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Illustration                                                            Policies purchased on or after May 1, 1993

                                                                        and before November 20, 1997
Initial specified amount $100,000                      Male age 35                                 Current costs assumed
Death benefit Option 1                                 nonsmoker                                    Annual Premium $90
           Premium          Death benefit (1)(2)               policy value (1)(2)               Cash surrender value (1)(2)
           accumulated      assuming hypothetical gross        assuming hypothetical gross       assuming hypothetical gross
End of     with annual      annual investment return of        annual investment return of       annual investment return of
policy     interest
year       at 5%          0%           6%          12%         0%        6%        12%          0%        6%        12%
     1     $  945     $100,000     $100,000     $100,000    $  605    $  648     $  691       $   0     $   0      $  43
     2      1,937      100,000      100,000      100,000     1,200     1,323      1,452         473       596        725
     3      2,979      100,000      100,000      100,000     1,775     2,017      2,280         989     1,231      1,494
     4      4,073      100,000      100,000      100,000     2,329     2,729      3,181       1,485     1,885      2,337
     5      5,222      100,000      100,000      100,000     2,864     3,461      4,163       1,963     2,560      3,262

     6      6,428      100,000      100,000      100,000     3,379     4,214      5,234       2,659     3,493      4,513
     7      7,694      100,000      100,000      100,000     3,876     4,988      6,404       3,335     4,447      5,864
     8      9,024      100,000      100,000      100,000     4,351     5,782      7,681       3,990     5,422      7,321
     9     10,420      100,000      100,000      100,000     4,802     6,595      9,074       4,622     6,415      8,894
    10     11,886      100,000      100,000      100,000     5,227     7,425     10,591       5,227     7,425     10,591

    11     13,425      100,000      100,000      100,000     5,627     8,272     12,247       5,627     8,272     12,247
    12     15,042      100,000      100,000      100,000     6,001     9,138     14,057       6,001     9,138     14,057
    13     16,739      100,000      100,000      100,000     6,349    10,021     16,036       6,349    10,021     16,036
    14     18,521      100,000      100,000      100,000     6,666    10,920     18,198       6,666    10,920     18,198
    15     20,392      100,000      100,000      100,000     6,953    11,834     20,563       6,953    11,834     20,563

    16     22,356      100,000      100,000      100,000     7,205    12,761     23,150       7,205    12,761     23,150
    17     24,419      100,000      100,000      100,000     7,421    13,699     25,983       7,421    13,699     25,983
    18     26,585      100,000      100,000      100,000     7,597    14,645     29,086       7,597    14,645     29,086
    19     28,859      100,000      100,000      100,000     7,726    15,594     32,485       7,726    15,594     32,485
    20     31,247      100,000      100,000      100,000     7,806    16,543     36,213       7,806    16,543     36,213

age 60     45,102      100,000      100,000      100,000     7,274    21,139     61,221       7,274    21,139     61,221
age 65     62,785      100,000      100,000      124,847     4,629    25,020    102,334       4,629    25,020    102,334

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


Illustration
Initial specified amount $100,000                      Male age 35                              Guaranteed costs assumed
Death benefit Option 1                                 nonsmoker                                    annual premium $900
           Premium          Death benefit (1)(2)               Policy value (1)(2)               Cash surrender value (1)(2)
           accumulated      assuming hypothetical gross        assuming hypothetical gross       assuming hypothetical gross
End of     with annual      annual investment return of        annual investment return of       annual investment return of
policy     interest
year       at 5%          0%          6%         12%          0%         6%        12%           0%          6%         12%
     1     $  945     $100,000    $100,000    $100,000     $  575     $  617     $  659       $    0      $    0      $   11
     2      1,937      100,000     100,000     100,000      1,141      1,261      1,386          414         533         658
     3      2,979      100,000     100,000     100,000      1,687      1,921      2,175          901       1,135       1,389
     4      4,073      100,000     100,000     100,000      2,213      2,598      3,033        1,369       1,754       2,189
     5      5,222      100,000     100,000     100,000      2,720      3,293      3,968        1,819       2,392       3,067

     6      6,428      100,000     100,000     100,000      3,196      3,996      4,976        2,475       3,275       4,255
     7      7,694      100,000     100,000     100,000      3,654      4,718      6,076        3,113       4,178       5,535
     8      9,024      100,000     100,000     100,000      4,082      5,450      7,267        3,722       5,089       6,906
     9     10,420      100,000     100,000     100,000      4,493      6,203      8,570        4,313       6,022       8,390
    10     11,886      100,000     100,000     100,000      4,876      6,966      9,986        4,876       6,966       9,986

    11     13,425      100,000     100,000     100,000      5,231      7,742     11,527        5,231       7,742      11,527
    12     15,042      100,000     100,000     100,000      5,559      8,531     13,208        5,559       8,531      13,208
    13     16,739      100,000     100,000     100,000      5,849      9,323     15,034        5,849       9,323      15,034
    14     18,521      100,000     100,000     100,000      6,114     10,129     17,030        6,114      10,129      17,030
    15     20,392      100,000     100,000     100,000      6,341     10,940     19,206        6,341      10,940      19,206

    16     22,356      100,000     100,000     100,000      6,521     11,745     21,573        6,521      11,745      21,573
    17     24,419      100,000     100,000     100,000      6,667     12,557     24,163        6,667      12,557      24,163
    18     26,585      100,000     100,000     100,000      6,766     13,364     26,993        6,766      13,364      26,993
    19     28,859      100,000     100,000     100,000      6,809     14,158     30,082        6,809      14,158      30,082
    20     31,247      100,000     100,000     100,000      6,786     14,929     33,454        6,786      14,929      33,454

age 60     45,102      100,000     100,000     100,000      5,533     18,272     55,886        5,533      18,272      55,863
age 65     62,785      100,000     100,000     113,155      1,437     19,813     92,750        1,437      19,813      92,750

(1)      Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

*  Valid until the next prospectus update.
Destroy May 1, 1998.

** These modified cost of insurance rates effective November 20, 1997 do not apply to policies purchased in New Jersey.
S-6194-1 (11/97)